Vessels and drydock (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Operating vessels rollforward
The following is a rollforward of the activity within Vessels and drydock from January 1, 2021 through June 30, 2021.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2021	$4,773,502	$132,474	$4,905,976
Additions (1)	5,871	14,398	20,269
Fully depreciated assets (2)	—	(16,396)	(16,396)
As of June 30, 2021	4,779,373	130,476	4,909,849

Accumulated depreciation
As of January 1, 2021	(849,355)	(53,733)	(903,088)
Charge for the period	(84,723)	(13,283)	(98,006)
Fully depreciated assets (2)	—	16,396	16,396
As of June 30, 2021	(934,078)	(50,620)	(984,698)
Net book value
As of June 30, 2021	$3,845,295	$79,856	$3,925,151

Net book value
As of December 31, 2020	$3,924,147	$78,741	$4,002,888
(1)Additions during the six months ended June 30, 2021 primarily relate to the various costs relating to drydocks, ballast water treatment system, and scrubber installations.
(2)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
Summary of cost capitalized
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2021:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
Handymax	$774	$—	$774	$—	$(107)	$3	$—	$(104)
MR	(261)	—	(261)	143	197	637	—	977
LR1	6,205	—	6,205	42	—	156	—	198
LR2	7,530	150	7,680	3,209	(18)	1,609	—	4,800
	$14,248	$150	$14,398	$3,394	$72	$2,405	$—	$5,871
(1)Additions during the six months ended June 30, 2021 includes new costs and adjustments to costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
Schedule of future expected payments for purchase commitments	The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2021 (1):

In thousands of U.S. dollars	As of June 30, 2021
Less than 1 month	$—
1-3 months	7,371
3 months to 1 year	8,216
1-5 years	12,083
5+ years	—
Total	$27,670
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.